FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS -Interest Rate Derivatives (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 28, 2022 USD ($)	Feb. 11, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 17, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Net payments on settlement of debt derivatives and forward contracts				$ (11,000,000)	$ (8,000,000)
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount				1,019,000,000
Senior Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 750,000,000	2,000,000,000								$ 2,000,000,000
Senior Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount					1,450,000,000
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount				600,000,000
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount				750,000,000		$ 750,000,000		$ 1,000,000,000		$ 750,000,000
Senior Notes Issued In March 1
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 9,050,000,000.00						$ 7,050,000,000.00		$ 750,000,000
Senior Notes Issued In March 2
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,250,000,000
Senior Notes Issued 2022 4.550% | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net payments on settlement of debt derivatives and forward contracts				43,000,000
Notional amount terminated						2,000,000,000
Senior Notes Issued 2022 4.550% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 2,000,000,000
Senior Notes Issued 2022 4.550% | Floating interest rate | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 2,000,000,000
Cash flow hedges | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				0
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 8,930,000,000						$ 6,950,000,000
Cash flow hedges | Senior Notes Issued 2022 4.550% | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 0							$ 2,000,000,000
Interest rate risk | Interest rate swap contract [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net payments on settlement of debt derivatives and forward contracts			$ 33,000,000
Interest rate risk | Floating interest rate | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount terminated									$ 950,000,000
Interest rate risk | Senior Notes Issued In March 1 | Bond Forwards
Disclosure of detailed information about financial instruments [line items]
Net payments on settlement of debt derivatives and forward contracts	(165,000,000)	$ (129,000,000)
Interest rate risk | Senior Notes Issued In March 1 | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount terminated							$ 2,000,000,000
Interest rate risk | Senior Notes Issued In March 2 | Bond Forwards
Disclosure of detailed information about financial instruments [line items]
Net payments on settlement of debt derivatives and forward contracts	80,000,000
Notional amount terminated	500,000,000
Interest rate risk | Senior Notes Issued In March 2 | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount terminated	$ 2,300,000,000